OPERATING SEGMENTS - Schedule of Disclosure on Geographic Areas (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Oct. 29, 2017	Jul. 30, 2017	Apr. 30, 2017	Jan. 29, 2017	Oct. 30, 2016	Jul. 31, 2016	May 01, 2016	Jan. 31, 2016	Oct. 29, 2017	Oct. 30, 2016	Nov. 01, 2015
Total sales:
Total net sales	$ 488,726	$ 469,385	$ 420,464	$ 391,703	$ 480,314	$ 462,353	$ 372,247	$ 370,014	$ 1,770,278	$ 1,684,928	$ 1,563,693
Long-lived assets:
Long-lived assets	512,434				543,252				512,434	543,252	572,313
United States of America
Total sales:
Total net sales									1,666,645	1,589,479	1,469,495
Long-lived assets:
Long-lived assets	493,203				523,134				493,203	523,134	562,443
Canada
Total sales:
Total net sales									73,090	61,781	72,567
Long-lived assets:
Long-lived assets	8,180				9,247				8,180	9,247	90
China
Total sales:
Total net sales									8,923	6,733	2,734
Long-lived assets:
Long-lived assets	448				170				448	170	309
Mexico
Total sales:
Total net sales									4,910	4,060	5,686
Long-lived assets:
Long-lived assets	$ 10,603				$ 10,701				10,603	10,701	9,471
All other
Total sales:
Total net sales									$ 16,710	$ 22,875	$ 13,211